Operating Revenues	12 Months Ended
Dec. 31, 2023
Operating Revenues
Operating Revenues

21. Operating Revenues

For the years ended December 31, 2023, 2022 and 2021, the revenues from contracts with customers is described as follows:

	At the flight time				At the sale				Total
Revenue recognition for the year ended December 31, 2023	Domestic		International		Domestic		International		Revenues
Passenger Revenues
Fare Revenues	US$	1,027,699	US$	622,588	US$	—	US$	—	US$	1,650,287
Other Passenger Revenues		901,331		551,075		12,964		7,867		1,473,237
		1,929,030		1,173,663		12,964		7,867		3,123,524
Non-Passenger Revenues
Other Non-Passenger revenues		114,318		1,106		—		—		115,424
Cargo		4,432		15,593		—		—		20,025
Total	US$	2,047,780	US$	1,190,362	US$	12,964	US$	7,867	US$	3,258,973

	At the flight time				At the sale				Total
Revenue recognition for the year ended December 31, 2022	Domestic		International		Domestic		International		Revenues
Passenger Revenues
Fare Revenues	US$	1,097,480	US$	563,696	US$	—	US$	—	US$	1,661,176
Other Passenger Revenues		695,602		365,243		11,403		6,003		1,078,251
		1,793,082		928,939		11,403		6,003		2,739,427
Non-Passenger Revenues
Other Non-Passenger revenues		92,088		889		—		—		92,977
Cargo		13,171		1,615		—		—		14,786
Total	US$	1,898,341	US$	931,443	US$	11,403	US$	6,003	US$	2,847,190

	At the flight time				At the sale				Total
Revenue recognition for the year ended December 31, 2021	Domestic		International		Domestic		International		Revenues
Passenger Revenues
Fare Revenues	US$	860,143	US$	405,837	US$	—	US$	—	US$	1,265,980
Other Passenger Revenues		707,368		151,261		6,700		1,615		866,944
		1,567,511		557,098		6,700		1,615		2,132,924
Non-Passenger Revenues
Other Non-Passenger revenues		76,306		566		—		—		76,872
Cargo		11,410		472		—		—		11,882
Total	US$	1,655,227	US$	558,136	US$	6,700	US$	1,615	US$	2,221,678
Non-derivative financial instruments										(21,378)
									US$	2,200,300

Transactions from unearned transportation revenues

	2023		2022
January 1,	US$	346,469	US$	303,982
Deferred		3,120,455		2,781,914
Recognized in revenue during the year		(3,123,524)		(2,739,427)
December 31,	US$	343,400	US$	346,469

The performance obligations related to contract liability are recognized over the following 12 months and are related to the scheduled flights and other passenger services purchased by the client in advance.